Capital Stock - Additional Information (Detail)	Mar. 31, 2018 Class Vote $ / shares	Mar. 25, 2017 $ / shares	[1]
Class of Stock [Line Items]
Preferred shares par value | $ / shares	$ 0	$ 0
Number of classes of common stock outstanding | Class	2
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	10

[1]	Retrospectively revised (see note 18)